Exhibit 99.28

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exception Detail

Run Date - 01/09/2026 10:32:19 AM

Evolve Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	4350118904	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Insurance must have an effective date must be on or before loan disbursement date. Provide proof that insurance was effective at time of loan disbursement.	Information provided			XXXX			A	1	XXXX	XXXX	1	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	4350118906	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		XXXX FICO = max LTV 75%. Loan approved at 80% LTV		Client waived with compensating factors: Experienced investor with two other investment properties. 50% max DTI qualifying DTI XXXX%. No mortgage lates or derogatory lines on credit.				XXXX	B	2	XXXX	XXXX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1